DEFICIENCY IN STOCKHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended									3 Months Ended							9 Months Ended	12 Months Ended
	Jan. 20, 2022	Apr. 30, 2013	Aug. 31, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized							1,100,000,000					1,100,000,000				1,100,000,000				1,100,000,000	1,100,000,000
Common stock, par value							$ 0.0001					$ 0.0001				$ 0.0001				$ 0.0001	$ 0.0001
Common stock, shares issued							570,651,636					570,651,636				333,000,327				570,651,636	333,000,327
Common stock, shares outstanding							570,651,636					570,651,636				333,000,327				570,651,636	333,000,327
Preferred stock, shares authorized							200,000,000					200,000,000				200,000,000				200,000,000	200,000,000
Preferred stock, par value							$ 0.0001					$ 0.0001				$ 0.0001				$ 0.0001	$ 0.0001
Shares issued												13,159,331	4,361,111	10,000,000		8,500,000
Warrants to purchase of common stock							25,915,437	4,236,111				25,915,437	4,236,111	5,000,000					4,236,111	25,915,437
Common stock value														$ 600,000		$ 106,000				$ 1,573,000
Security deposit							$ 25,000					$ 25,000								25,000
Common shares issued for services, shares												200,000			6,500,000		1,250,000	1,500,000
Common shares issued for services												$ 21,960			$ 325,000		$ 23,300	$ 15,000		$ 540,136	$ 36,800
Shares vested							60,000	250,000	60,000	250,000			60,000	60,000
Warrant maturity date												2024-12	2026-07	2026-05
Warrant exercise price							$ 0.11					$ 0.11		$ 0.11						$ 0.11
Number of common stock to settle the liability to issue shares														1,000,000
Shares issued price per share											$ 0.01				$ 0.06	$ 0.0216	$ 0.01864	$ 0.01			$ 0.0216
Stock Issued During Period, Value, Conversion of Convertible Securities																				$ 1,564,251
Exercise of warrants for services shares															6,500,000
Exchange of shares for services, shares																1,700,000
Exchange of shares for services, valued																$ 36,800				7,400
Vesting rate description																50% of the Series C shares vested upon issuance and the other 50% vest in May 2021. The Company recorded 50% of the compensation expense upon issuance and 50% as a prepaid expense which will be amortized over the remaining of the six month service period.
Deemed dividend																				$ 13,477,055	$ 4,440
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion price percentage		90.00%
Shares issued																				2,000,000
Debt instrument convertible conversion price		$ 0.001
Common shares issued for services, shares													2,000,000
Common shares issued for services													$ 180,000
Forecast [Member]
Class of Stock [Line Items]
Shares vested			70,000		70,000
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized																						1,000,000
Shares vested	250,000			250,000	60,000
Advisory Board [Member]
Class of Stock [Line Items]
Common shares issued for services, shares													250,000	250,000
Common shares issued for services													$ 22,500
Board of Directors [Member]
Class of Stock [Line Items]
Common shares issued for services, shares													300,000
Common shares issued for services													$ 36,720
Advisory Board One [Member]
Class of Stock [Line Items]
Common shares issued for services, shares													250,000
Common shares issued for services													$ 28,475
Employee [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														840,000
Shares vested							210,000												210,000
Employee [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares vested						210,000
Employees [Member]
Class of Stock [Line Items]
Shares vested														210,000
Two Employees [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														840,000
MABT's COVID-19 Vaccine [Member]
Class of Stock [Line Items]
Shares issued												12,500,000
Common stock value												$ 1,425,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued															10,500,000					27,520,442
Warrants to purchase of common stock							403,225	4,236,111				403,225	4,236,111		10,500,000	4,550,000			4,236,111	403,225	4,550,000
Common stock value												$ 523,000	$ 425,000		$ 525,000					$ 2,752
Common shares issued for services, shares											1,000,000				125,000					8,715,000	1,700,000
Common shares issued for services											$ 7,400				$ 5,575					$ 872	$ 170
Warrant exercise price																$ 0.05					$ 0.05
Shares issued price per share															$ 0.0446	$ 0.0125					0.0125
Number of common stock to settle a payable															375,000
Value of common stock to settle a payable															$ 11,250
Shares issued															10,937,499					135,836,702
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 656,250					$ 13,584
Exchange of shares for services, shares																				1,000,000
Exchange of shares for services, valued																				$ 100
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights																				Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date
Conversion price percentage																				35.00%
Redeemable price percentage																				45.00%
Shares issued																				5,000,000
Common shares issued for services, shares																100,000,000
Common shares issued for services																$ 1,560,840
Perferred stock converted into common stock															135,836,702
Shares issued price per share																$ 0.0156					0.0156
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable price percentage																				125.00%
Debt instrument convertible conversion price							$ 0.0075					$ 0.0075								$ 0.0075
Number of preferred stock converted								9,000					9,000		203,000				9,000
Perferred stock converted into common stock								1,200,000					1,200,000		27,066,666				1,200,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price percentage																				30.00%
Shares issued price per share																$ 0.152					$ 0.152
Exchange of shares for services, shares																30,000,000
Exchange of shares for services, valued																$ 4,562,062